BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	12 Months Ended
	Aug. 31, 2024 CAD_USD Rand_USD	Aug. 31, 2023 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | Rand_USD	17.7676	18.8507
Year average rate | Rand_USD	18.6496	18.07
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | CAD_USD	1.3491	1.3531
Year average rate | CAD_USD	1.3608	1.3469